UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SCM Advisors LLC

Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Palmer
Title:  Chief Compliance Officer
Phone:  (415) 486-6726

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                    San Francisco, CA                  11/3/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              99

Form 13F Information Table Value Total:  $      492,891
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
A123 SYSTEMS INC            COM         COM            03739T108      128    14245 SH       SOLE                  14245      0    0
ABB LIMITED SPONSORED ADR               COM            000375204     7424   351536 SH       SOLE                 351536      0    0
ABBOTT LABS                             COM            002824100     7262   139013 SH       SOLE                 139013      0    0
ADOBE SYS INC                           COM            00724F101     6067   231999 SH       SOLE                 231999      0    0
AGRIUM INC                              COM            008916108     7343    97918 SH       SOLE                  97918      0    0
ALEXION PHARMACEUTICALS INC             COM            015351109     6710   104256 SH       SOLE                 104256      0    0
ALLERGAN INC                            COM            018490102     7072   106295 SH       SOLE                 106295      0    0
ALTRA HOLDINGS INC          COM         COM            02208R106      177    11985 SH       SOLE                  11985      0    0
AMERICAN EAGLE OUTFITTERS INC           COM            02553E106     6164   412050 SH       SOLE                 412050      0    0
AMERICAN TOWER CORP CL A                COM            029912201     6549   127751 SH       SOLE                 127751      0    0
AMGEN INC                               COM            031162100     4875    88457 SH       SOLE                  88457      0    0
APPLE INC                               COM            037833100    16762    59073 SH       SOLE                  59073      0    0
APPLIED MATERIALS INC                   COM            038222105      833    71355 SH       SOLE                  71355      0    0
ASIAINFO LINKAGE INC                    COM            04518A104      960    48665 SH       SOLE                  48665      0    0
ATLAS AIR WORLDWIDE HOLDINGS INC        COM            049164205     4151    82516 SH       SOLE                  82516      0    0
AUTODESK INC                            COM            052769106     5907   184765 SH       SOLE                 184765      0    0
BRIGHAM EXPLORATION CO                  COM            109178103     6813   363363 SH       SOLE                 363363      0    0
BROADCOM CORP                           COM            111320107     6162   174108 SH       SOLE                 174108      0    0
CAMERON INTERNATIONAL CORP              COM            13342B105     6700   155965 SH       SOLE                 155965      0    0
CATERPILLAR INC                         COM            149123101     7387    93885 SH       SOLE                  93885      0    0
CB RICHARD ELLIS GROUP INC  CL A        COM            12497T101     5171   282875 SH       SOLE                 282875      0    0
CELGENE CORP                            COM            151020104     8793   152638 SH       SOLE                 152638      0    0
CISCO SYSTEMS INC                       COM            17275R102    11909   543798 SH       SOLE                 543798      0    0
CIT GROUP INC               COM NEW     COM            125581801      655    16035 SH       SOLE                  16035      0    0
CITIGROUP INC                           COM            172967101     7030  1797865 SH       SOLE                1797865      0    0
CITRIX SYS INC                          COM            177376100     4579    67095 SH       SOLE                  67095      0    0
CLARCOR INC                             COM            179895107     6460   167225 SH       SOLE                 167225      0    0
COMMSCOPE INC                           COM            203372107     4730   199251 SH       SOLE                 199251      0    0
CREE INC                    COM         COM            225447101     2783    51265 SH       SOLE                  51265      0    0
DENNYS CORP                 COM         COM            24869P104      506   162735 SH       SOLE                 162735      0    0
EMC CORPORATION                         COM            268648102     8838   435164 SH       SOLE                 435164      0    0
EMERSON ELEC CO                         COM            291011104     8601   163325 SH       SOLE                 163325      0    0
ENTROPIC COMMUNICATIONS INC COM         COM            29384R105      121    12655 SH       SOLE                  12655      0    0
EQUINIX INC                             COM            29444U502     6613    64615 SH       SOLE                  64615      0    0
EXPRESS SCRIPTS INC                     COM            302182100     6092   125090 SH       SOLE                 125090      0    0
FMC CORP                                COM            302491303     6885   100640 SH       SOLE                 100640      0    0
FREEPORT MCMORAN COPPER & GOLD CL B     COM            35671D857     6694    78399 SH       SOLE                  78399      0    0
GENERAL ELECTRIC COMPANY                COM            369604103     1261    77575 SH       SOLE                  77575      0    0
GENERAL MILLS INC                       COM            370334104     3592    98297 SH       SOLE                  98297      0    0
GOLDMAN SACHS GROUP INC                 COM            38141G104     5944    41111 SH       SOLE                  41111      0    0
GOOGLE INC CL A                         COM            38259P508    13197    25099 SH       SOLE                  25099      0    0
GSI COMMERCE INC                        COM            36238G102      956    38705 SH       SOLE                  38705      0    0
GUESS INC                               COM            401617105     1321    32515 SH       SOLE                  32515      0    0
HALLIBURTON CO                          COM            406216101     9245   279549 SH       SOLE                 279549      0    0
HERBALIFE LTD                           COM            G4412G101     6403   106096 SH       SOLE                 106096      0    0
HEWLETT PACKARD CO                      COM            428236103     5340   126942 SH       SOLE                 126942      0    0
HUNTSMAN CORP               COM         COM            447011107     5613   485555 SH       SOLE                 485555      0    0
INTEL CORP                              COM            458140100      257    13401 SH       SOLE                  13401      0    0
INTERNATIONAL BUSINESS MACHINES CO      COM            459200101     7348    54780 SH       SOLE                  54780      0    0
ISHARES BARCLAYS MBS BOND FUND          COM            464288588     2243    20550 SH       SOLE                  20550      0    0
JOHNSON & JOHNSON                       COM            478160104      225     3638 SH       SOLE                   3638      0    0
JOY GLOBAL INC                          COM            481165108     7289   103649 SH       SOLE                 103649      0    0
KLA-TENCOR CORP                         COM            482480100     6588   186995 SH       SOLE                 186995      0    0
LOWES COMPANIES INC                     COM            548661107     8694   390043 SH       SOLE                 390043      0    0
LUMINEX CORPORATION                     COM            55027E102     1019    63715 SH       SOLE                  63715      0    0
MARVELL TECHNOLOGY GROUP                COM            G5876H105     6056   345833 SH       SOLE                 345833      0    0
MCDONALDS  CORP                         COM            580135101     4058    54456 SH       SOLE                  54456      0    0
MERCADOLIBRE INC            COM         COM            58733R102     1051    14555 SH       SOLE                  14555      0    0
MF GLOBAL HOLDINGS LTD                  COM            55277J108      146    20265 SH       SOLE                  20265      0    0
MICROSOFT CORP                          COM            594918104     7943   324337 SH       SOLE                 324337      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
MOHAWK INDS INC             COM         COM            608190104     6322   118605 SH       SOLE                 118605      0    0
MOLSON COORS BREWING CO CLASS B         COM            60871R209     5703   120785 SH       SOLE                 120785      0    0
MONSANTO CO                             COM            61166W101     5121   106851 SH       SOLE                 106851      0    0
NATIONAL-OILWELL VARCO INC              COM            637071101     5255   118175 SH       SOLE                 118175      0    0
NEKTAR THERAPEUTICS                     COM            640268108      165    11165 SH       SOLE                  11165      0    0
NETAPP INC                              COM            64110D104      780    15675 SH       SOLE                  15675      0    0
O2MICRO INTERNATIONAL LIMITED-SPONS ADR COM            67107W100      142    23215 SH       SOLE                  23215      0    0
ORACLE CORP                             COM            68389X105     9166   341365 SH       SOLE                 341365      0    0
OWENS CORNING NEW                       COM            690742101     6373   248640 SH       SOLE                 248640      0    0
PANERA BREAD CO CL A                    COM            69840W108     5271    59487 SH       SOLE                  59487      0    0
PEP BOYS MANNY MOE & JACK               COM            713278109      997    94230 SH       SOLE                  94230      0    0
PEPSICO INC                             COM            713448108     9334   140483 SH       SOLE                 140483      0    0
PHILIP MORRIS INTERNATIONAL INC         COM            718172109     7060   126032 SH       SOLE                 126032      0    0
PHILLIPS VAN HEUSEN CORP    COM         COM            718592108     7406   123100 SH       SOLE                 123100      0    0
PIONEER NAT RES CO          COM         COM            723787107     8060   123939 SH       SOLE                 123939      0    0
PROCTER & GAMBLE COMPANY                COM            742718109      269     4488 SH       SOLE                   4488      0    0
QUALCOMM INC                            COM            747525103     8730   193435 SH       SOLE                 193435      0    0
RESEARCH IN MOTION LTD                  COM            760975102     4221    86686 SH       SOLE                  86686      0    0
RF MICRO DEVICES INC        COM         COM            749941100      171    27885 SH       SOLE                  27885      0    0
ROSETTA RESOURCES INC       COM         COM            777779307     1137    48400 SH       SOLE                  48400      0    0
SEADRILL LIMITED                        COM            G7945E105     4333   149465 SH       SOLE                 149465      0    0
SM ENERGY COMPANY                       COM            78454L100     5998   160129 SH       SOLE                 160129      0    0
SMART TECHNOLOGIES INC CL A             COM            83172R108      154    11345 SH       SOLE                  11345      0    0
SOLUTIA INC                 COM NEW     COM            834376501      808    50425 SH       SOLE                  50425      0    0
SPDR SERIES TRUST S&P HOMEBUILDERS      COM            78464A888     6103   386280 SH       SOLE                 386280      0    0
STRYKER CORP                            COM            863667101     4924    98381 SH       SOLE                  98381      0    0
SUCCESSFACTORS INC                      COM            864596101     7257   289011 SH       SOLE                 289011      0    0
SYMANTEC CORP                           COM            871503108     4143   273835 SH       SOLE                 273835      0    0
TALBOTS INC                 COM         COM            874161102     6285   479745 SH       SOLE                 479745      0    0
TERADATA CORP                           COM            88076W103     1030    26720 SH       SOLE                  26720      0    0
TEXAS INSTRUMENTS INC                   COM            882508104      235     8662 SH       SOLE                   8662      0    0
TIMKEN CO                               COM            887389104     1035    26970 SH       SOLE                  26970      0    0
UNION PACIFIC CORPORATION               COM            907818108     6534    79875 SH       SOLE                  79875      0    0
UNITED TECHNOLOGIES CORP                COM            913017109     8085   113504 SH       SOLE                 113504      0    0
WEATHERFORD INTERNATIONAL LTD           COM            H27013103     8561   500665 SH       SOLE                 500665      0    0
WESTERN UNION COMPANY                   COM            959802109     6338   358670 SH       SOLE                 358670      0    0
WHOLE FOODS MARKET INC                  COM            966837106     6244   168255 SH       SOLE                 168255      0    0
YINGLI GREEN ENERGY HLDG CO ADR         COM            98584B103      168    12165 SH       SOLE                  12165      0    0
YUM BRANDS INC                          COM            988498101     5278   114584 SH       SOLE                 114584      0    0


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